Expense Example	Oct. 31, 2025 USD ($)
Wayfinder Dynamic U.S. Interest Rate ETF | Wayfinder Dynamic U.S. Interest Rate ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	92
Wayfinder U.S. Dispersion ETF | Wayfinder U.S. Dispersion ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	346
Wayfinder Gold ETF | Wayfinder Gold ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	251
Wayfinder Oil ETF | Wayfinder Oil ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	314
Wayfinder U.S. Market Better Beta ETF | Wayfinder U.S. Market Better Beta ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	225
Wayfinder Saber ETF | Wayfinder Saber ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	$ 225